Retirement Plans (Reconciliation Of The Plans' Funded Status) (Details) (USD $) In Millions, unless otherwise specified	May 27, 2012	May 29, 2011
Defined Benefit Plans
Unfunded status at end of period	$ (70.9)	$ (28.4)
Postretirement Benefit Plan
Unfunded status at end of period	$ (29.6)	$ (27.0)